Shareholder Report, Holdings (Details)	May 31, 2026
C000202991 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000202991 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000202991 | 001055102 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202991 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202991 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202991 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202991 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202991 | 01609W102 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202991 | 806857108 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202991 | 69331C108 | PG&E Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202991 | Financials001055102
Holdings [Line Items]
Percent of Total Investments	88.00%
C000202991 | Cash & Equivalent60934N872
Holdings [Line Items]
Percent of Total Investments	10.10%
C000202991 | Equity OptionSCHW C85_20270118_L
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202991 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202991 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202991 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202991 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000202991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000202991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000130673 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000130673 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130673 | 78468R408 | State Street SPDR Bloomberg Short-Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000130673 | 92206C771 | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000130673 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130673 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130673 | 92189F353 | VanEck Emerging Markets High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130673 | 92189H300 | VanEck J.P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130673 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130673 | 921946885 | Vanguard Emerging Markets Government Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%